Share-Based Compensation (Details) ¥ in Thousands				1 Months Ended			12 Months Ended
	Oct. 13, 2020 shares	Sep. 01, 2020 shares	Sep. 19, 2019 shares	Apr. 22, 2022 $ / shares shares	Apr. 21, 2022 $ / shares shares	May 31, 2021	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 CNY (¥) $ / shares shares	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Share-Based Compensation (Details) [Line Items]
Exercise price per share (in Dollars per share) | $ / shares					$ 0.002
Percenatge of award options		50.00%
Consolidation of ordinary shares (in Shares)				0.0001
Issued capital, per share (in Dollars per share) | $ / shares				$ 1	0.0001
Unissued shares, par value (in Dollars per share) | $ / shares				$ 0.002	$ 0.002
Ordinary shares, par value (in Shares)					20
Ordinary shares, par value (in Dollars per share) | $ / shares					$ 0.0001
Unissued share capital (in Shares)					1
Unissued share capital per share (in Dollars per share) | $ / shares					$ 0.002
Share description							effect a share consolidation of 20 ordinary shares with par value of US$0.0001 each in the Company’s issued and unissued share capital into one ordinary share with par value of US$0.002 each of the Company.
Aggregated grant fair value (in Yuan Renminbi) | ¥							¥ 98,430				¥ 275,402
Earnout shares (in Shares)							200,000
Share-based compensation expense (in Yuan Renminbi) | ¥							¥ 25,121		¥ 94,266	¥ 37,710
Share incentive, description						the Group acquired 100% equity interests of Guangdong Wanhe Green Technology Co., Ltd (“Guangdong Wanhe”) and Share Incentive in term of the Group’s share of RMB 29 million were awarded to certain management of Guangdong Wanhe. The management may be entitled to receive the Share Incentive as follows: (a) 40% of the Share Incentive and an additional share award of RMB 1.15 million if the revenue of Guangdong Wanhe exceeds RMB30 million for the period from acquisition date through December 31, 2021 pursuant to the audited consolidated financial statements of Guangdong Wanhe; (b) 40% of the Share Incentive if the revenue of Guangdong Wanhe exceeds RMB55 million in the fiscal year of 2022 pursuant to the audited consolidated financial statements of Guangdong Wanhe as of and for the fiscal year ended December 31, 2022; (c) 20% of the Share Incentive if the revenue of Guangdong Wanhe exceeds RMB65 million in the fiscal year of 2023 pursuant to the audited consolidated financial statements of Guangdong Wanhe as of and for the fiscal year ended December 31, 2023. In addition, shares valued at 5% of the overfulfilled revenue should be awarded for each performance evaluation period.
Ordinary Shares [Member]
Share-Based Compensation (Details) [Line Items]
Granted share (in Shares)							251,751
Consolidation of ordinary shares (in Shares)					20
April 21, 2022 [Member]
Share-Based Compensation (Details) [Line Items]
Granted share (in Shares)	9,553	92,195	693,512
2019 Plan [Member]
Share-Based Compensation (Details) [Line Items]
Award option vested description							the SPAC Transaction, the Company adopted the 2020 Plan on November 17, 2020 (the “Replacement Date”), which is also the effective date of the SAPC Transaction to assume and replace the 2019 Plan. The Company rolled over options granted under the 2019 Plan with nearly the same terms. One option granted under the 2019 Plan was assumed and replaced by 0.4783 option under the 2020 Plan and the exercise price of the options was increased from $0.002 per share to $0.00418 (0.002 divided by 0.4783) per share. The 2020 Plan provides for the issuance of up to an aggregate of 359,434 of Class A ordinary shares.
2020 Plan [Member]
Share-Based Compensation (Details) [Line Items]
Closing stock price (in Dollars per share) | $ / shares								$ 1.48
Unrecognized compensation cost related to unvested share options (in Yuan Renminbi) | ¥							¥ 9,401	$ 9,401
Weighted average period							7 months 13 days
First Anniversary Date [Member]
Share-Based Compensation (Details) [Line Items]
Percentage of options vested		30.00%
Second Anniversary Date [Member]
Share-Based Compensation (Details) [Line Items]
Percentage of options vested		20.00%
Common Class A [Member]
Share-Based Compensation (Details) [Line Items]
Aggregate number of shares (in Shares)							500,000	500,000
Common Class A [Member] | Minimum [Member]
Share-Based Compensation (Details) [Line Items]
Aggregate number of shares (in Shares)							359,434	359,434
Common Class A [Member] | Maximum [Member]
Share-Based Compensation (Details) [Line Items]
Aggregate number of shares (in Shares)							859,434	859,434
Options [Member]
Share-Based Compensation (Details) [Line Items]
Aggregated grant fair value (in Yuan Renminbi) | ¥											¥ 575,788
Earn-out compensation from SPAC Transaction [Member]
Share-Based Compensation (Details) [Line Items]
Share description					effect a share consolidation of 20 ordinary shares with par value of US$0.0001 each in the Company’s issued and unissued share capital into one ordinary share with par value of US$0.002 each of the Company.
Type [Member] | IPO [Member]
Share-Based Compensation (Details) [Line Items]
Percenatge of award options							100.00%	100.00%
Type 2 [Member] | IPO [Member]
Share-Based Compensation (Details) [Line Items]
Percenatge of award options							50.00%	50.00%
Percentage of options vested							50.00%	50.00%
Type 3 [Member] | First Anniversary Date [Member]
Share-Based Compensation (Details) [Line Items]
Percentage of options vested							30.00%	30.00%
Type 3 [Member] | Second Anniversary Date [Member]
Share-Based Compensation (Details) [Line Items]
Percentage of options vested							20.00%	20.00%
Type 3 [Member] | IPO [Member]
Share-Based Compensation (Details) [Line Items]
Percenatge of award options		100.00%					50.00%	50.00%
Type 4 [Member]
Share-Based Compensation (Details) [Line Items]
Percenatge of award options							50.00%	50.00%
Type 4 [Member] | First Anniversary Date [Member]
Share-Based Compensation (Details) [Line Items]
Percentage of options vested							30.00%	30.00%
Type 4 [Member] | Second Anniversary Date [Member]
Share-Based Compensation (Details) [Line Items]
Percentage of options vested							20.00%	20.00%
Share Incentive [Member]
Share-Based Compensation (Details) [Line Items]
Share-based compensation expense (in Yuan Renminbi) | ¥							¥ 3,874		¥ 3,874